Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Income Statement [Abstract]
Revenue	$ 213,739	$ 84,450	$ 647,227	$ 203,814	$ 943,702	$ 370,647
Costs and expenses:
Cost of revenues	186,762	116,937	355,606	191,876	582,378	549,107
Selling, general and administrative expenses	509,219	193,331	1,088,827	385,248	2,957,269	1,790,980
Total Costs and Expenses	695,981	310,268	1,444,433	577,124	3,539,647	2,340,087
Loss from operations	(482,242)	(225,818)	(797,206)	(373,310)	(2,595,945)	(1,969,440)
Other income (expense)
Loss on extinguishment of debt	3,338		43,214	(12,500)	(12,500)
Early prepayment fee on convertible debentures				(69,131)	(69,131)
Gain on forgiveness of debt					3,338
Derivative expense						(767,650)
Gain on change of fair value of derivative				22,096	22,096	88,876
Interest expense	(41,019)	(51)	(81,888)	(205,218)	(280,686)	(73,413)
Total other income (expense)	(37,681)	(51)	(38,674)	(264,753)	(336,883)	(752,187)
Loss before provision for income taxes	(519,923)	(225,869)	(835,880)	(638,063)	(2,932,828)	(2,721,627)
Provision for income taxes
Net loss	$ (519,923)	$ (225,869)	$ (835,880)	$ (638,063)	$ (2,932,828)	$ (2,721,627)
Net loss per share of common stock-basic and diluted (in Dollars per share)	$ (0.08)	$ (0.04)	$ (0.13)	$ (0.12)	$ (0.51)	$ (0.50)
Weighted average shares of common stock outstanding - basic and diluted (in Shares)	6,356,269	5,513,782	6,343,076	5,496,274	5,770,944	5,423,956
Other Comprehensive Loss:
Net loss	$ (519,923)	$ (225,869)	$ (835,880)	$ (638,063)	$ (2,932,828)	$ (2,721,627)
Foreign currency translation adjustment						(252)
Total Comprehensive Income (Loss)	$ (519,923)	$ (225,869)	$ (835,880)	$ (638,063)	$ (2,932,828)	$ (2,721,879)